Related Party Balances and Transactions - Schedule of Due to Related Parties (Details)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Mr. Cheng [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	$ 7,651	$ 60,000	$ 60,000
Mrs. Cheng [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	2,550	20,000	40,000
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 10,201	$ 80,000	$ 100,000

[1]	These balances represent commission for customer referral payable to Mr. Cheng and Mrs. Cheng. These balances were unsecured, interest-free and repayable on demand.